Incentive Units - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 01, 2013	Dec. 31, 2013	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 18, 2014
Equity Incentive Plan [Line Items]
Exchange of incentive units		0		205,293,743	193,435,414	0
Carrying amount of the noncontrolling interest				$ 645,094	$ 1,120,554
Fair value of consideration paid for noncontrolling interests					3,292	$ 15,135
Remaining expected life				2 years 5 months 1 day
MRD Holdco LLC [Member]
Equity Incentive Plan [Line Items]
The number of incentive units authorized by governing documents				1,000
MRD Holdco LLC [Member] | Exchanged Incentive Units [Member]
Equity Incentive Plan [Line Items]
Compensation expense				$ 35,200	111,900
Incentive units granted in an exchange for cancelled predecessor awards				930
Unrecognized compensation expense				$ 58,800
Remaining expected life				1 year 5 months 1 day
MRD Holdco LLC [Member] | Subsequent Incentive Units [Member]
Equity Incentive Plan [Line Items]
Subsequent incentive units				70
BlueStone Natural Resources Holdings, LLC [Member]
Equity Incentive Plan [Line Items]
Compensation expense					1,000	20,700
BlueStone Natural Resources Holdings, LLC [Member] | Special Tier and Tier I Unit Holders [Member]
Equity Incentive Plan [Line Items]
Percentage of future distributions incentive unit holders are entitled to after payout has been achieved				16.50%
Tanos Energy LLC [Member]
Equity Incentive Plan [Line Items]
Percentage of ownership interest sold to company	1.066%
Compensation expense as component of discontinued operations						$ 5,800
Black Diamond, Classic GP and Classic [Member]
Equity Incentive Plan [Line Items]
Compensation expense as component of discontinued operations			$ 8,300
Compensation expense			$ 12,600
WildHorse Resources, LLC [Member]
Equity Incentive Plan [Line Items]
Compensation expense		$ 10,000			831,100
Percentage of interest contributed former management members							0.10%
Exchange of incentive units							42,334,323
Cash consideration paid to certain former management members							$ 30,000
Carrying amount of the noncontrolling interest							$ 400
Fair value of consideration paid for noncontrolling interests				$ 3,300	3,300
Cash component of incentive unit compensation expense					26,700
Incentive units exchanges for shares of our common stock					$ 804,400
Minimum [Member]
Equity Incentive Plan [Line Items]
Ranging of distributions for incentive units				10.00%
Maximum [Member]
Equity Incentive Plan [Line Items]
Ranging of distributions for incentive units				31.50%